REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
REVENUE
Schedule of disaggregation of revenue from contracts with customers

	Year ended December 31,
	2023	2022
Residential	$1,538.4	$1,488.8
Commercial/industrial	2,881.8	2,461.3
Total collection	4,420.2	3,950.1
Landfill	940.1	837.7
Transfer	753.7	671.8
Material recovery	322.5	346.3
Other	404.9	415.3
Solid Waste	6,841.4	6,221.2
Environmental Services	1,620.6	1,343.2
Intercompany revenue	(946.5)	(803.1)
Revenue	$7,515.5	$6,761.3